Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The Audit Committee awards options based on predetermined schedule.

In 2024 there were no option awards granted to the NEOs in the period beginning four business days before and one business day after the filing of a periodic report on Form 10-Q or form 10-K, or the filing or furnishing of a current report on Form 8-K that discloses material nonpublic information.

Award Timing Method	In 2024 there were no option awards granted to the NEOs in the period beginning four business days before and one business day after the filing of a periodic report on Form 10-Q or form 10-K, or the filing or furnishing of a current report on Form 8-K that discloses material nonpublic information.
Award Timing Predetermined	true